Fees and Expenses - F/m US Treasury 3 Month Bill ETF	Feb. 10, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class Shares of the Fund, which are a conventional mutual fund share class. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries when purchasing or selling Institutional Class Shares, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then hold or redeem all of your Institutional Class Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rates may vary from year-to-year, as well as within a year. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	none